UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3518

Fidelity Newbury Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Treasury Money Market Fund

January 31, 2019

UST-QTLY-0319
1.813078.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 25.7%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 25.7%
U.S. Treasury Bills
2/7/19 to 8/1/19	2.20 to 2.50%	$1,956,038	$1,947,151
U.S. Treasury Notes
2/15/19 to 7/31/20	2.21 to 2.53 (b)	2,304,989	2,303,538
TOTAL U.S. TREASURY DEBT
(Cost $4,250,689)			4,250,689

U.S. Treasury Repurchase Agreement - 75.8%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
2.55% dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations) #	$2,537,731	$2,537,551
2.55% dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations) #	50,455	50,451
With:
Barclays Bank PLC at:
2.39%, dated:
1/29/19 due 2/5/19 (Collateralized by U.S. Treasury Obligations valued at $28,845,751, 2.88%, 8/15/45)	28,013	28,000
1/30/19 due 2/6/19 (Collateralized by U.S. Treasury Obligations valued at $299,919,857, 1.13% - 2.88%, 6/30/21 - 9/30/23)	294,137	294,000
2.42%, dated 1/23/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $28,857,449, 2.88%, 8/15/45)	28,056	28,000
2.45%, dated 1/15/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $19,592,646, 2.88%, 8/15/45)	19,040	19,000
2.55%, dated 1/31/19 due 2/1/19
(Collateralized by U.S. Treasury Obligations valued at $1,015,992,052, 1.50% - 3.00%, 5/15/20 - 10/31/25)	996,071	996,000
(Collateralized by U.S. Treasury Obligations valued at $379,466,946, 2.25% - 2.88%, 3/31/21 - 9/30/23)	372,026	372,000
BMO Harris Bank NA at:
2.37%, dated 11/6/18 due 2/4/19 (Collateralized by U.S. Treasury Obligations valued at $35,844,688, 1.63% - 3.63%, 8/15/19 - 2/15/26)	35,207	35,000
2.4%, dated 11/14/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $9,323,028, 2.13%, 2/29/24)	9,055	9,000
2.41%, dated 11/15/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $18,511,789, 2.13%, 8/31/20)	18,116	18,000
2.43%, dated:
1/8/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $19,531,557, 2.75%, 11/15/23)	19,040	19,000
1/25/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $11,275,031, 1.13%, 9/30/21)	11,047	11,000
2.44%, dated 1/30/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $19,478,629, 2.88%, 5/15/28)	19,088	19,000
2.45%, dated:
1/15/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $16,323,529, 1.63% - 2.75%, 2/15/24 - 2/15/26)	15,992	15,900
1/25/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $11,284,853, 2.63%, 11/15/20)	11,062	11,000
2.46%, dated 1/10/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $19,400,121, 1.63% - 2.25%, 1/31/24 - 2/15/26)	19,119	19,000
BNP Paribas, SA at:
2.43%, dated:
1/4/19 due 2/6/19 (Collateralized by U.S. Treasury Obligations valued at $38,868,156, 0.00% - 6.88%, 3/28/19 - 11/15/48)	38,085	38,000
1/7/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $71,892,658, 0.00% - 8.00%, 2/7/19 - 11/15/47)	70,146	70,000
1/8/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $67,766,127, 0.00% - 7.88%, 4/25/19 - 2/15/48)	66,138	66,000
1/9/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $39,957,255, 0.00% - 8.13%, 2/28/19 - 8/15/44)	39,087	39,000
2.44%, dated:
12/3/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $23,786,348, 2.25% - 4.75%, 2/15/37 - 11/15/46)	23,142	23,000
12/4/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $29,787,301, 1.38% - 8.13%, 1/15/20 - 11/15/48)	29,179	29,000
1/8/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $67,448,876, 1.13% - 4.63%, 7/31/19 - 5/15/46)	66,277	66,000
1/9/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $39,739,857, 1.63% - 6.25%, 3/31/20 - 8/15/45)	39,063	38,900
1/11/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $38,949,489, 0.00% - 8.13%, 3/7/19 - 11/15/47)	38,162	38,000
1/14/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $39,972,048, 0.00% - 8.13%, 2/28/19 - 8/15/46)	39,167	39,000
2.45%, dated 12/14/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $22,514,997, 1.13% - 4.75%, 7/31/19 - 11/15/46)	22,135	22,000
2.46%, dated:
12/24/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $18,409,049, 1.38% - 4.38%, 7/31/20 - 8/15/47)	18,077	18,000
1/3/19 due 2/5/19 (Collateralized by U.S. Treasury Obligations valued at $29,638,638, 1.88% - 2.88%, 7/31/20 - 11/15/46)	29,065	29,000
1/15/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $79,648,338, 1.38% - 8.75%, 8/15/20 - 11/15/48)	78,379	77,900
1/16/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $77,815,230, 1.13% - 8.13%, 7/31/19 - 2/15/45)	76,467	76,000
1/17/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $123,546,515, 1.50% - 6.63%, 5/15/21 - 5/15/43)	121,744	121,000
1/22/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $76,552,311, 2.02% - 4.75%, 7/31/20 - 11/15/46)	75,461	75,000
2.47%, dated:
1/2/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $38,839,838, 0.00% - 4.63%, 2/28/19 - 11/15/41)	38,078	38,000
1/18/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $31,650,450, 1.13% - 6.88%, 7/31/19 - 5/15/45)	31,191	31,000
1/25/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $96,993,033, 1.50% - 6.75%, 1/31/21 - 11/15/48)	95,493	94,900
1/28/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $38,770,676, 2.25% - 6.25%, 11/15/25 - 5/15/43)	38,237	38,000
CIBC Bank U.S.A. at:
2.42%, dated 1/29/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $15,343,059, 2.50% - 3.63%, 1/31/24 - 11/15/46)	15,029	15,000
2.43%, dated 1/4/19 due 2/4/19 (Collateralized by U.S. Treasury Obligations valued at $19,569,868, 1.38% - 3.63%, 5/15/19 - 2/15/48)	19,040	19,000
2.46%, dated:
1/18/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $35,707,502, 1.38% - 3.75%, 4/30/20 - 2/15/47)	35,124	34,900
2/4/19 due 2/7/19(c)	19,110	19,000
Commerz Markets LLC at:
2.44%, dated 1/25/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $43,880,866, 2.13% - 2.63%, 3/31/23 - 12/31/25)	43,020	43,000
2.55%, dated 1/31/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $42,843,084, 1.63% - 2.63%, 12/15/21 - 2/15/26)	42,021	42,000
2.58%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $246,857,712, 1.63% - 2.88%, 5/31/20 - 2/15/28)	242,017	242,000
Credit AG at:
2.4%, dated 1/25/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $19,389,113, 2.00%, 9/30/20)	19,009	19,000
2.43%, dated 1/23/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $19,423,084, 2.00% - 3.00%, 9/30/20 - 5/15/45)	19,042	19,000
Credit Suisse AG, New York at 2.55%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,197,564,822, 0.00% - 4.50%, 2/28/19 - 2/15/36)	1,174,083	1,174,000
Deutsche Bank AG at 2.59%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $31,622,321, 1.25% - 5.25%, 5/31/19 - 11/15/28)	31,002	31,000
Deutsche Bank Securities, Inc. at:
2.42%, dated:
1/25/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $44,170,896, 2.00% - 3.00%, 10/31/22 - 5/15/47)	43,020	43,000
1/30/19 due 2/6/19 (Collateralized by U.S. Treasury Obligations valued at $42,845,806, 2.00%, 10/31/22)	42,020	42,000
2.48%, dated 1/31/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $57,124,013, 1.38%, 9/30/19)	56,027	56,000
2.59%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $30,602,261, 2.50%, 1/15/22)	30,002	30,000
DNB Bank ASA at 2.42%, dated 1/31/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $92,826,262, 2.13%, 3/31/24)	91,043	91,000
Fixed Income Clearing Corp. - BNYM at:
2.55%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $813,960,026, 1.13% - 3.38%, 11/15/19 - 6/30/23)	798,057	798,000
2.57%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $313,140,054, 1.25% - 2.75%, 8/31/22 - 11/15/42)	307,022	307,000
HSBC Securities, Inc. at:
2.43%, dated 1/31/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $85,685,814, 0.00%, 2/21/19 - 1/30/20)	84,040	84,000
2.57%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $54,076,922, 1.38%, 6/30/23)	53,004	53,000
ING Financial Markets LLC at 2.57%, dated 1/31/19 due 2/1/19
(Collateralized by U.S. Treasury Obligations valued at $15,285,223, 1.13%, 9/30/21)	15,001	15,000
(Collateralized by U.S. Treasury Obligations valued at $6,120,211, 2.38%, 1/31/23)	6,000	6,000
Lloyds Bank PLC at:
2.46%, dated 1/16/19 due 3/18/19 (Collateralized by U.S. Treasury Obligations valued at $189,052,291, 6.00% - 6.75%, 2/15/26 - 8/15/26)	184,767	184,000
2.49%, dated 1/24/19 due 4/24/19 (Collateralized by U.S. Treasury Obligations valued at $29,636,692, 6.00% - 8.00%, 11/15/21 - 2/15/26)	29,181	29,000
2.5%, dated 1/25/19 due 5/13/19 (Collateralized by U.S. Treasury Obligations valued at $23,567,067, 6.00% - 6.75%, 2/15/26 - 8/15/26)	23,173	23,000
Mizuho Securities U.S.A., Inc. at:
2.56%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $184,577,860, 1.88%, 1/31/22)	181,013	181,000
2.6%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $15,301,772, 2.63%, 3/31/25)	15,001	15,000
Morgan Stanley & Co., LLC at 2.55%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $306,021,675, 0.00% - 6.50%, 2/28/19 - 2/15/37)	300,021	300,000
MUFG Securities (Canada), Ltd. at:
2.39%, dated 1/30/19 due 2/6/19 (Collateralized by U.S. Treasury Obligations valued at $139,758,583, 1.13% - 3.63%, 5/15/19 - 5/15/28)	137,064	137,000
2.4%, dated:
1/25/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $34,696,263, 1.13% - 2.88%, 2/15/20 - 11/15/26)	34,016	34,000
1/29/19 due 2/5/19 (Collateralized by U.S. Treasury Obligations valued at $21,424,323, 1.13% - 2.75%, 1/31/21 - 12/31/25)	21,010	21,000
2.43%, dated 1/31/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $14,281,039, 1.25% - 2.88%, 3/31/21 - 5/15/28)	14,007	14,000
2.47%, dated 1/9/19 due 3/11/19 (Collateralized by U.S. Treasury Obligations valued at $20,432,273, 1.13% - 2.75%, 2/15/20 - 6/30/25)	20,038	20,000
2.55%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $738,532,309, 1.13% - 2.88%, 2/29/20 - 2/15/28)	724,051	724,000
MUFG Securities EMEA PLC at:
2.41%, dated:
1/29/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $14,401,446, 1.50% - 3.00%, 6/15/20 - 11/15/45)	14,009	14,000
1/30/19 due 2/7/19
(Collateralized by U.S. Treasury Obligations valued at $3,071,652, 1.63%, 5/15/26)	3,002	3,000
(Collateralized by U.S. Treasury Obligations valued at $10,298,706, 2.50%, 2/15/46)	10,009	10,000
(Collateralized by U.S. Treasury Obligations valued at $17,340,589, 1.50%, 8/15/26)	17,023	17,000
2.42%, dated:
1/22/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $47,853,767, 2.63%, 8/15/20)	46,976	46,900
1/24/19 due 2/5/19 (Collateralized by U.S. Treasury Obligations valued at $4,081,162, 2.75%, 2/15/28)	4,003	4,000
1/25/19 due 2/4/19 (Collateralized by U.S. Treasury Obligations valued at $7,142,984, 2.88%, 8/15/28)	7,005	7,000
1/29/19 due 2/7/19
(Collateralized by U.S. Treasury Obligations valued at $25,496,245, 2.75%, 4/30/25)	25,029	25,000
(Collateralized by U.S. Treasury Obligations valued at $13,389,555, 3.13%, 5/15/48)	13,026	13,000
1/30/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $12,238,207, 2.63%, 8/31/20)	12,023	12,000
2.43%, dated:
1/8/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $6,127,874, 1.50%, 2/28/19)	6,010	6,000
1/11/19 due 2/6/19 (Collateralized by U.S. Treasury Obligations valued at $9,190,009, 2.75%, 2/28/25)	9,016	9,000
2.57%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $13,281,544, 2.63%, 12/31/23)	13,001	13,000
Natixis SA at:
2.43%, dated:
11/28/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $18,440,653, 2.00% - 2.63%, 7/31/20 - 5/15/27)	18,112	18,000
1/23/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $19,391,822, 2.00%, 11/15/26)	19,042	19,000
2.44%, dated 1/14/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $100,081,961, 2.00% - 2.63%, 7/15/21 - 11/15/27)	98,392	98,000
2.46%, dated:
12/20/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $18,414,265, 0.00% - 7.63%, 6/13/19 - 2/15/48)	18,075	18,000
1/3/19 due 2/4/19 (Collateralized by U.S. Treasury Obligations valued at $47,028,103, 1.25% - 7.63%, 8/31/19 - 5/15/48)	46,101	46,000
Nomura Securities International, Inc. at:
2.4%, dated 1/25/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $313,287,011, 0.00% - 4.38%, 2/7/19 - 2/15/47)	307,143	307,000
2.56%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $7,140,574, 3.50%, 5/15/20)	7,000	7,000
Norinchukin Bank at:
2.48%, dated 11/14/18 due 2/14/19 (Collateralized by U.S. Treasury Obligations valued at $9,232,297, 2.63%, 11/15/20)	9,057	9,000
2.49%, dated 11/19/18 due 2/19/19 (Collateralized by U.S. Treasury Obligations valued at $18,454,527, 2.63%, 11/15/20)	18,115	18,000
2.51%, dated 11/28/18 due 2/28/19 (Collateralized by U.S. Treasury Obligations valued at $27,664,510, 1.50%, 8/15/26)	27,173	27,000
2.54%, dated:
12/4/18 due 3/4/19 (Collateralized by U.S. Treasury Obligations valued at $18,439,425, 2.63%, 11/15/20)	18,114	18,000
12/17/18 due 3/19/19 (Collateralized by U.S. Treasury Obligations valued at $9,212,162, 2.63%, 11/15/20)	9,058	9,000
2.55%, dated:
12/18/18 due 3/18/19 (Collateralized by U.S. Treasury Obligations valued at $9,212,162, 2.63%, 11/15/20)	9,057	9,000
12/21/18 due 3/22/19 (Collateralized by U.S. Treasury Obligations valued at $18,414,255, 2.63%, 11/15/20)	18,116	18,000
1/18/19 due 4/16/19 (Collateralized by U.S. Treasury Obligations valued at $15,318,365, 2.63%, 11/15/20)	15,094	15,000
1/23/19 due 4/17/19 (Collateralized by U.S. Treasury Obligations valued at $19,395,879, 2.63%, 11/15/20)	19,113	19,000
RBC Dominion Securities at:
2.38%, dated:
11/9/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $17,436,358, 1.25% - 3.00%, 2/29/20 - 2/15/45)	17,107	17,000
11/13/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $18,457,188, 1.75% - 2.50%, 4/30/22 - 2/15/45)	18,108	18,000
11/14/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $18,455,935, 1.38% - 3.00%, 3/31/19 - 2/15/45)	18,102	18,000
2.39%, dated:
11/13/18 due 2/7/19
(Collateralized by U.S. Treasury Obligations valued at $18,458,931, 1.25% - 3.00%, 2/29/20 - 5/15/45)	18,112	18,000
(Collateralized by U.S. Treasury Obligations valued at $18,457,538, 1.38% - 3.00%, 4/30/21 - 2/15/48)	18,117	18,000
11/14/18 due 2/7/19
(Collateralized by U.S. Treasury Obligations valued at $35,887,921, 1.38% - 3.00%, 11/30/19 - 5/15/45)	35,225	35,000
(Collateralized by U.S. Treasury Obligations valued at $18,456,670, 1.63% - 3.63%, 6/30/19 - 5/15/45)	18,118	18,000
(Collateralized by U.S. Treasury Obligations valued at $18,458,333, 2.13% - 3.00%, 7/31/23 - 5/15/45)	18,117	18,000
2.4%, dated 11/19/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $18,452,321, 1.25% - 3.00%, 1/31/20 - 5/15/45)	18,101	18,000
2.41%, dated 11/15/18 due 2/7/19
(Collateralized by U.S. Treasury Obligations valued at $18,455,961, 2.13% - 3.00%, 8/15/20 - 2/15/45)	18,116	18,000
(Collateralized by U.S. Treasury Obligations valued at $18,455,941, 2.00% - 3.00%, 7/31/23 - 2/15/46)	18,119	18,000
2.44%, dated:
12/4/18 due 2/7/19
(Collateralized by U.S. Treasury Obligations valued at $23,553,848, 1.25% - 3.00%, 2/29/20 - 2/15/45)	23,133	23,000
(Collateralized by U.S. Treasury Obligations valued at $36,866,922, 1.13% - 3.00%, 7/31/19 - 2/15/45)	36,210	36,000
12/6/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $36,861,880, 1.88% - 2.75%, 4/30/22 - 2/15/45)	36,198	36,000
2.46%, dated 12/7/18 due 2/7/19
(Collateralized by U.S. Treasury Obligations valued at $27,647,076, 1.38% - 3.00%, 3/31/19 - 5/15/45)	27,166	27,000
(Collateralized by U.S. Treasury Obligations valued at $27,646,528, 1.88% - 3.00%, 8/15/20 - 5/15/45)	27,168	27,000
RBC Financial Group at:
2.43%, dated 1/8/19 due 2/7/19
(Collateralized by U.S. Treasury Obligations valued at $19,411,436, 1.75% - 7.63%, 2/28/22 - 2/15/24)	19,040	19,000
(Collateralized by U.S. Treasury Obligations valued at $19,411,461, 1.75% - 2.25%, 6/30/22 - 12/31/23)	19,044	19,000
2.46%, dated:
1/22/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $10,207,038, 1.75% - 1.88%, 2/28/22 - 6/30/22)	10,062	10,000
1/24/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $20,411,210, 1.75% - 7.63%, 2/28/22 - 11/15/42)	20,123	20,000
RBS Securities, Inc. at:
2.41%, dated 1/29/19 due 2/5/19 (Collateralized by U.S. Treasury Obligations valued at $42,848,607, 1.38%, 5/31/20)	42,020	42,000
2.49%, dated 1/31/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $114,247,927, 2.63% - 2.88%, 6/30/23 - 4/30/25)	112,054	112,000
SMBC Nikko Securities America, Inc. at 2.56%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $285,327,674, 2.63%, 3/31/25)	280,020	280,000
Societe Generale at:
2.46%, dated 1/14/19 due 3/15/19 (Collateralized by U.S. Treasury Obligations valued at $210,795,519, 0.00% - 8.88%, 2/7/19 - 8/15/46)	206,845	206,000
2.47%, dated:
1/10/19 due:
3/11/19 (Collateralized by U.S. Treasury Obligations valued at $19,409,776, 0.00% - 6.88%, 8/15/19 - 8/15/47)	19,078	19,000
3/20/19 (Collateralized by U.S. Treasury Obligations valued at $19,425,941, 0.00% - 8.50%, 9/12/19 - 5/15/48)	19,090	19,000
1/11/19 due 3/12/19 (Collateralized by U.S. Treasury Obligations valued at $62,437,048, 0.00% - 4.50%, 2/28/19 - 11/15/45)	61,251	61,000
2.48%, dated 1/7/19 due 3/8/19 (Collateralized by U.S. Treasury Obligations valued at $38,827,176, 0.00% - 3.00%, 5/31/19 - 11/15/44)	38,157	38,000
2.49%, dated 1/8/19 due 3/20/19 (Collateralized by U.S. Treasury Obligations valued at $39,190,294, 1.63% - 6.13%, 9/30/21 - 11/15/48)	38,187	38,000
2.52%, dated 1/3/19 due 3/20/19 (Collateralized by U.S. Treasury Obligations valued at $37,879,350, 0.00% - 3.13%, 2/28/19 - 5/15/48)	37,197	37,000
Sumitomo Mitsui Trust Bank Ltd. at 2.54%, dated 1/23/19 due 2/6/19 (Collateralized by U.S. Treasury Obligations valued at $8,181,772, 1.75% - 2.75%, 5/15/23 - 11/15/23)	8,008	8,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $12,540,402)		12,540,402
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $16,791,091)		16,791,091
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(251,712)
NET ASSETS - 100%		$16,539,379

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000)
$2,537,551,000 due 2/01/19 at 2.55%
BNP Paribas, S.A.	$60,000
Credit Agricole CIB New York Branch	254,601
J.P. Morgan Securities, Inc.	1,913,950
Sumitomo Mitsu Bk Corp Ny (DI)	220,000
Wells Fargo Securities LLC	89,000
$2,537,551
$50,451,000 due 2/01/19 at 2.55%
Credit Agricole CIB New York Branch	50,451
$50,451

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Tax-Exempt Money Market Fund

January 31, 2019

DTE-QTLY-0319
1.813077.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 20.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.9%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 B, 1.71% 2/1/19, VRDN (a)	$1,630	$1,630
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 A, 1.45% 2/7/19, LOC Bank of America NA, VRDN (a)(b)	4,540	4,540
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.53% 2/7/19, VRDN (a)	9,000	9,000
Tuscaloosa County Indl. Dev. Gulf Opportunity Series 2012 A, 1.45% 2/7/19, LOC JPMorgan Chase Bank, VRDN (a)	13,000	13,000
West Jefferson Indl. Dev. Series 2008, 1.53% 2/7/19, VRDN (a)	7,300	7,300
		35,470
Alaska - 2.0%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.43% 2/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	31,900	31,900
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 1.48% 2/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	13,800	13,800
Series 1994 C, 1.5% 2/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	21,700	21,700
Series 2002, 1.43% 2/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	9,300	9,300
		76,700
Arizona - 1.7%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 E, 1.4% 2/7/19, LOC Bank of America NA, VRDN (a)	10,195	10,195
(Catholic Healthcare West Proj.):
Series 2005 B, 1.5% 2/7/19, LOC JPMorgan Chase Bank, VRDN (a)	2,005	2,005
Series 2009 F, 1.47% 2/7/19, LOC Mizuho Corporate Bank Ltd., VRDN (a)	45,300	45,300
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.47% 2/7/19, VRDN (a)	6,825	6,825
FHLMC Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 1.5% 2/7/19, LOC Freddie Mac, VRDN (a)	500	500
		64,825
Colorado - 0.4%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 1.55% 2/7/19, LOC Wells Fargo Bank NA, VRDN (a)	1,430	1,430
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.5% 2/7/19, LOC JPMorgan Chase Bank, VRDN (a)	5,905	5,905
Series 2016 C, 1.39% 2/7/19, VRDN (a)	1,500	1,500
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 1.55% 2/7/19, LOC Wells Fargo Bank NA, VRDN (a)	5,310	5,310
		14,145
Connecticut - 1.3%
Connecticut Gen. Oblig. Series 2016 C, 1.49% 2/7/19 (Liquidity Facility Bank of America NA), VRDN (a)	48,185	48,185
Connecticut Hsg. Fin. Auth. (Ct Gen. Hsg. 9/27/72 Proj.) 2017 Subseries A-3, 1.33% 2/7/19 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,950	1,950
		50,135
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.51% 2/7/19, VRDN (a)	2,200	2,200
Series 1999 A, 1.49% 2/7/19, VRDN (a)	3,500	3,500
		5,700
District Of Columbia - 0.2%
FHLMC District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 1.49% 2/7/19, LOC Freddie Mac, VRDN (a)	6,135	6,135
Florida - 0.0%
FNMA Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 1.44% 2/7/19, LOC Fannie Mae, VRDN (a)	500	500
Georgia - 1.9%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 1.73% 2/1/19, VRDN (a)	24,990	24,990
Series 2018, 1.75% 2/1/19, VRDN (a)	9,430	9,430
(Oglethorpe Pwr. Corp. Proj.) Series 2010 A, 1.47% 2/7/19, LOC Bank of America NA, VRDN (a)	9,540	9,540
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 1.73% 2/1/19, VRDN (a)	1,850	1,850
Effingham County Indl. Dev. Auth. Poll Cont. 1.75% 2/1/19, VRDN (a)	1,500	1,500
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 1.6% 2/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	2,900	2,900
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 1.77% 2/1/19, VRDN (a)	4,600	4,600
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 1.73% 2/1/19, VRDN (a)	3,350	3,350
Series 2008, 1.73% 2/1/19, VRDN (a)	11,500	11,500
(Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 1.5% 2/7/19, LOC JPMorgan Chase Bank, VRDN (a)	3,700	3,700
Series 2010 A, 1.42% 2/7/19, LOC Bank of Montreal, VRDN (a)	2,160	2,160
		75,520
Hawaii - 0.1%
FHLMC Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 1.5% 2/7/19, LOC Freddie Mac, VRDN (a)	2,070	2,070
Illinois - 1.3%
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 1.41% 2/7/19, LOC Bank of America NA, VRDN (a)	29,800	29,800
Illinois Dev. Fin. Auth. Rev. (Lyric Opera of Chicago Proj.) 1.48% 2/7/19, LOC BMO Harris Bank NA, LOC Northern Trust Co., VRDN (a)	5,000	5,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A1, 1.46% 2/7/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	17,700	17,700
		52,500
Indiana - 0.4%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 1.43% 2/7/19 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	5,700	5,700
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.54% 2/7/19, VRDN (a)	7,500	7,500
Series I, 1.54% 2/7/19, VRDN (a)	2,700	2,700
		15,900
Iowa - 0.7%
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 1.43% 2/7/19 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	8,800	8,800
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 1.48% 2/7/19, VRDN (a)	19,700	19,700
		28,500
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 1.8% 2/7/19, VRDN (a)	3,300	3,300
St Marys Kansas Poll. Cont. Rev. Series 1994, 1.75% 2/7/19, VRDN (a)	8,800	8,800
		12,100
Kentucky - 0.3%
Louisville & Jefferson County Series 2013 C, 1.32% 2/7/19, LOC PNC Bank NA, VRDN (a)	10,300	10,300
Louisiana - 2.3%
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 B1, 1.46% 2/7/19, LOC Bank of New York, New York, VRDN (a)	6,100	6,100
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.6% 2/7/19, VRDN (a)	26,500	26,500
Series 2010 B1, 1.67% 2/7/19, VRDN (a)	18,000	18,000
(NuStar Logistics, L.P. Proj.) Series 2010, 1.45% 2/7/19, LOC Mizuho Bank Ltd., VRDN (a)	33,000	33,000
FHLMC Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 1.45% 2/7/19, LOC Freddie Mac, VRDN (a)	5,595	5,595
		89,195
Michigan - 0.1%
Michigan State Univ. Revs. Series 2000 A, 1.48% 2/7/19 (Liquidity Facility Northern Trust Co.), VRDN (a)	2,280	2,280
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 1.47% 2/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,300	1,300
		3,580
Minnesota - 0.4%
FNMA Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.37% 2/7/19, LOC Fannie Mae, VRDN (a)	15,950	15,950
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 1.43% 2/7/19, LOC Bank of America NA, VRDN (a)	10,833	10,833
Missouri - 0.9%
Missouri Health & Edl. Facilities Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2003 C3, 1.41% 2/7/19, VRDN (a)	13,100	13,100
(Ascension Health Sr. Cr. Group Proj.) Series 2008 C4, 1.41% 2/7/19, VRDN (a)	20,895	20,895
		33,995
Nevada - 0.2%
Reno Cap. Impt. Rev. Series 2005 A, 1.47% 2/7/19, LOC Bank of America NA, VRDN (a)	8,200	8,200
New York - 1.0%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2001 F1, 1.65% 2/1/19 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	1,080	1,080
New York City Transitional Fin. Auth. Rev. Series 2010, 1.67% 2/4/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	5,700	5,700
New York Hsg. Fin. Agcy. Rev. (Tribeca Green Hsg. Proj.) Series 2003 A, 1.41% 2/7/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	13,200	13,200
FNMA New York Hsg. Fin. Agcy. Rev. Series 2009 A, 1.41% 2/7/19, LOC Fannie Mae, VRDN (a)	19,120	19,120
		39,100
North Carolina - 0.3%
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 1.44% 2/7/19, LOC Rabobank Nederland New York Branch, VRDN (a)	1,065	1,065
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 1.51% 2/7/19, LOC Cr. Industriel et Commercial, VRDN (a)	11,500	11,500
		12,565
Ohio - 0.4%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 1.5% 2/7/19, LOC Northern Trust Co., VRDN (a)	8,885	8,885
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 1.46% 2/7/19, LOC Bank of New York, New York, LOC RBS Citizens NA, VRDN (a)	7,975	7,975
		16,860
Pennsylvania - 0.4%
Chester County Health & Ed. Auth. Rev. 1.48% 2/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,290	6,290
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.39% 2/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,520	2,520
Pennsylvania Higher Edl. Facilities Auth. Rev. (Drexel Univ. Proj.) Series B, 1.43% 2/7/19, LOC JPMorgan Chase Bank, VRDN (a)	5,300	5,300
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 1.78% 2/7/19, LOC RBS Citizens NA, VRDN (a)	3,350	3,350
		17,460
South Carolina - 0.0%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Institute for Bus. and Home Safety Proj.) Series 2009, 1.46% 2/7/19, LOC Branch Banking & Trust Co., VRDN (a)	900	900
Tennessee - 0.2%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 1.47% 2/7/19, LOC Bank of America NA, VRDN (a)	1,955	1,955
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 1.47% 2/7/19, LOC Bank of America NA, VRDN (a)	4,980	4,980
		6,935
Texas - 1.5%
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. For The Performing Arts Foundation, Inc. Proj.) Series 2008 A, 1.44% 2/7/19, LOC Bank of America NA, VRDN (a)	1,350	1,350
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2014 C, 1.48% 2/7/19, VRDN (a)	13,300	13,300
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 1.5% 2/7/19 (Total SA Guaranteed), VRDN (a)	3,000	3,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 1.5% 2/7/19 (Total SA Guaranteed), VRDN (a)	6,000	6,000
Series 2012, 1.5% 2/7/19 (Total SA Guaranteed), VRDN (a)	7,400	7,400
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.5% 2/7/19 (Total SA Guaranteed), VRDN (a)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 1.5% 2/7/19 (Total SA Guaranteed), VRDN (a)	11,700	11,700
Texas Gen. Oblig.:
Series 2011 B, 1.57% 2/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	9,575	9,575
Series 2014 A, 1.57% 2/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	2,600	2,600
		59,125
Virginia - 0.3%
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 D, 1.39% 2/7/19, VRDN (a)	2,750	2,750
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 1.45% 2/7/19, LOC Bank of America NA, VRDN (a)	6,920	6,920
		9,670
West Virginia - 0.3%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018, 1.43% 2/7/19, LOC PNC Bank NA, VRDN (a)	12,510	12,510
Wyoming - 0.6%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.):
Series 1992, 1.55% 2/7/19, VRDN (a)	5,600	5,600
Series 1994, 1.47% 2/7/19, VRDN (a)	3,000	3,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.47% 2/7/19, VRDN (a)	10,230	10,230
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 1.55% 2/7/19, VRDN (a)	2,200	2,200
Series 1992 B, 1.55% 2/7/19, VRDN (a)	700	700
		21,730
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $809,108)		809,108

Tender Option Bond - 48.3%
Alabama - 0.4%
Alabama Spl. Care Facilities Fing. Auth. Mobile Rev. Participating VRDN:
Series 16 ZM0205, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,960	5,960
Series Floaters ZF 27 70, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,500	3,500
Black Belt Energy Gas District Ala Participating VRDN Series Floaters XL 00 98, 1.52% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	700	700
Homewood Participating VRDN Series Floaters G 37, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,000	1,000
Southeast Alabama Gas Supply District Participating VRDN Series Floaters XG 02 03, 1.47% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,500	4,500
		15,660
Alaska - 0.1%
Alaska Indl. Dev. & Expt. Auth. Rev. Participating VRDN Series 16 XM 0236, 1.46% 2/7/19 (Liquidity Facility Bank of America NA) (a)(c)	2,080	2,080
Arizona - 1.3%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series 33 85X, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,865	1,865
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	30,545	30,545
Mesa Util. Sys. Rev.:
Bonds Series Solar 17 0026, 1.56%, tender 3/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,080	2,080
Participating VRDN Series Floaters XL 00 71, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000	3,000
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.47% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,900	2,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Floaters XF 21 92, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,245	5,245
Series ROC II R 14060, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
		49,635
California - 0.9%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 1.53% 2/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	7,950	7,950
Dignity Health Participating VRDN:
Series 17 04, 1.55% 3/14/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	400	400
Series DBE 80 11, 1.63% 2/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	26,900	26,900
		35,250
Colorado - 3.7%
Boulder Valley Co. School District Re2 Participating VRDN Series Floaters G 16, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,900	3,900
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 1.47% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,005	3,005
Colorado Health Facilities Auth. Participating VRDN Series Floaters XF 06 67, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,345	4,345
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters 018, 1.58% 3/14/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,150	4,150
Series Floaters ZM 03 18, 1.47% 2/7/19 (Liquidity Facility Bank of America NA) (a)(c)	1,600	1,600
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.53% 2/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	11,700	11,700
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series MS 3316, 1.46% 2/7/19 (Liquidity Facility Cr. Suisse AG) (a)(c)	14,030	14,030
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	22,800	22,800
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.53% 2/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	900	900
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, 1.56%, tender 3/7/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,585	1,585
Tender Option Bond Trust Receipts Participating VRDN:
Series Floaters XF 10 01, 1.47% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,560	1,560
Series Floaters XF 10 03, 1.47% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,250	5,250
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series Solar 0065, 1.56%, tender 3/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,540	2,540
Participating VRDN Series Floaters XM 03 85, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,400	9,400
Participating VRDN:
Series Floaters XM 06 71, 1.46% 2/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	3,335	3,335
Series Putters 15 XM0007, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,725	5,725
Series RBC E 55, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	33,700	33,700
Series XM 03 05, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	12,400	12,400
Weld County Colo School District # 4 Participating VRDN Series RBC G 58, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,700	1,700
		143,625
Connecticut - 2.3%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 YX1002, 1.49% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,600	1,600
Series Floaters 014, 1.58% 3/14/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,300	8,300
Series Floaters 016, 1.47% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	60,800	60,800
Series Floaters G3, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,200	2,200
Series Floaters G66, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,255	2,255
Series Floaters XM 05 22, 1.49% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series Floaters XM 07 07, 1.49% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,300	2,300
Connecticut Hsg. Fin. Auth. Participating VRDN Series Floaters ZF 06 54, 1.46% 2/7/19 (Liquidity Facility Bank of America NA) (a)(c)	3,750	3,750
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series Floaters YX 10 77, 1.49% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Pittsburg WTSW Participating VRDN Series Floaters XM 03 39, 1.49% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,530	1,530
		88,735
District Of Columbia - 1.5%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.53% 2/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,350	3,350
District of Columbia Gen. Oblig.:
Bonds:
Series 2016 23, 1.42%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,710	2,710
Series Solar 0035, 1.56%, tender 2/28/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	985	985
Participating VRDN:
Series Floaters E 108, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	11,000	11,000
Series Floaters E 109, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	6,825	6,825
Series Floaters G73, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,815	2,815
Series MS 4301, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	18,000	18,000
District of Columbia Income Tax Rev. Participating VRDN:
Series EGL 14 0039, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	12,390	12,390
Series XF 23 41, 1.47% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,000	2,000
		60,075
Florida - 1.9%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Floaters YX 10 71, 1.47% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,580	5,580
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series Solar 0049, 1.56%, tender 3/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,200	1,200
Series Solar 0054, 1.56%, tender 3/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	890	890
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.42%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,110	2,110
Florida Gen. Oblig.:
Bonds:
Series Solar 042, 1.56%, tender 3/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,155	3,155
Series Solar 2017 37, 1.56%, tender 4/4/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	990	990
Participating VRDN Series Floaters XF 06 80, 1.46% 2/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,775	1,775
Gainesville Utils. Sys. Rev. Bonds Series Solar 0061, 1.56%, tender 2/7/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,365	6,365
Miami Beach Resort Tax Rev. Participating VRDN Series 15 XF0260, 1.47% 2/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	8,500	8,500
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.53% 2/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,600	4,600
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 1.47% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,400	1,400
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.53% 2/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,000	4,000
Miami-Dade County Gen. Oblig. Participating VRDN:
Series Floaters E 70, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	14,980	14,980
Series Floaters XM 07 09, 1.48% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,920	1,920
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series 2017 01, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	1,590	1,590
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	6,930	6,930
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.46% 2/7/19 (Liquidity Facility Bank of America NA) (a)(c)	3,700	3,700
Tampa Health Sys. Rev. Participating VRDN Series Floaters ZF 26 96, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,565	2,565
		72,250
Georgia - 1.1%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series Floaters XF 07 05, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,600	1,600
Series Floaters XF 26 49, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	3,000	3,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 1.49% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,700	4,700
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 1.47% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,600	6,600
Emory Univ. Participating VRDN Series Floaters 016, 1.46% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,900	1,900
Fayette County Hosp. Auth. Rev. Participating VRDN Series Floaters XF 06 44, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,200	5,200
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 1.49% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,600	1,600
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, 1.56%, tender 2/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,500	2,500
Private Colleges & Univs. Auth. Rev. Participating VRDN:
Series 2016 XM 0416, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,400	5,400
Series Floaters XM 04 35, 1.46% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,000	5,000
Wyandotte County Unified School District 500 Participating VRDN Series Floater 2018 G23A, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,100	7,100
		44,600
Hawaii - 0.6%
Hawaii Gen. Oblig.:
Bonds Series Solar 17 0031, 1.56%, tender 4/18/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,870	1,870
Participating VRDN Series Floaters XM 04 29, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Honolulu City & County Gen. Oblig. Bonds Series 2016, 1.56%, tender 2/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,570	2,570
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series 15 XM0080, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	7,960	7,960
Series ROC II R 11989, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	5,550	5,550
		24,615
Illinois - 4.1%
Chicago Gen. Oblig. Participating VRDN Series Floaters XF 23 42, 1.53% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	700	700
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters 002, 1.58% 3/14/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,000	1,000
Series Floaters XF 07 36, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,200	1,200
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.47% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,800	7,800
Chicago Wastewtr. Transmission Rev. Participating VRDN:
Series Floaters 028, 1.58% 3/14/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,300	1,300
Series Floaters XL 00 94, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,695	4,695
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 1.49% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	1,146	1,146
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,900	3,900
Series 15 XM0050, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	14,500	14,500
Series Floaters 017, 1.58% 3/14/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,500	9,500
Series Floaters XF 25 00, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	2,640	2,640
Series Floaters XF 25 35, 1.46% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,400	6,400
Series Floaters XL 00 86, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,400	4,400
Series MS 3332, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,700	5,700
Series XF 23 38, 1.47% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,300	4,300
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XF 10 43, 1.49% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500	1,500
Series Floaters XL 00 54, 1.49% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	12,675	12,675
Series Floaters XX 10 81, 1.49% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,200	5,200
Series Floaters YX 10 72, 1.49% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,900	10,900
Series Floaters YX 10 86, 1.49% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,825	1,825
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 ZM0118, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,335	3,335
Series 15 ZM0120, 1.48% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,100	3,100
Series Floaters E100, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	33,700	33,700
Series Floaters XF 27 67, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	2,400	2,400
Series MS 16 XF 2212, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,576	5,576
Series XM 04 75, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,375	9,375
		158,767
Indiana - 0.8%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.53% 2/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,900	4,900
Indiana Fin. Auth. Rev. Participating VRDN:
Series 15 XF0106, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,680	8,680
Series Floaters XF 00 50, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,900	2,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 1.46%, tender 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	16,000	16,000
		32,480
Kansas - 0.4%
Kansas Dev. Fin. Agcy. Participating VRDN:
Series Floaters XM 02 92, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,900	3,900
Series ROC II R 14067, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	7,500	7,500
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series Floaters XF 25 43, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	3,900	3,900
		15,300
Kentucky - 0.5%
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series Floaters XF 24 85, 1.49% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	16,420	16,420
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 1.47% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,300	4,300
		20,720
Louisiana - 1.4%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 1.47% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	43,065	43,065
Series Floaters ZF 26 35, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,100	2,100
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 1.46% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	8,500	8,500
Touro Infirmary Participating VRDN Series Floaters ML 70 03, 1.47% 2/7/19 (Liquidity Facility Bank of America NA) (a)(c)	2,400	2,400
		56,065
Maryland - 0.7%
Baltimore County Gen. Oblig. Participating VRDN:
Series Floaters XF 06 42, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,900	1,900
Series Floaters XF 06 82, 1.46% 2/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,570	2,570
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.63%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	700	700
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0130, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,310	7,310
Series Floaters XG 01 77, 1.47% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,850	1,850
Series XF 10 21, 1.53% 2/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	7,300	7,300
Montgomery County Gen. Oblig. Participating VRDN Series 2017 ZF 2416, 1.46% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,750	3,750
		25,380
Massachusetts - 1.3%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 09 67, 1.46% 2/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	40,235	40,235
Series Clipper 09 69, 1.46% 2/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	7,504	7,504
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series 16 ZM0173, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,540	1,540
		49,279
Michigan - 1.1%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 1.47% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	20,900	20,900
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters ZF 26 40, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,065	3,065
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 1.48% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,100	2,100
Series Floaters XF 05 97, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,125	2,125
Series Floaters XF 26 48, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	1,660	1,660
Series Floaters XG 01 58, 1.46% 2/7/19 (Liquidity Facility Bank of America NA) (a)(c)	2,175	2,175
Series XM 04 72, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	3,750	3,750
Series XX 1043, 1.46% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,600	1,600
Michigan St Hsg. Dev. Auth. Singl Participating VRDN Series Floaters 027, 1.46% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,600	4,600
RIB Floater Trust Various States Participating VRDN Series Floaters 008, 1.46% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,900	1,900
		43,875
Minnesota - 0.3%
Minnesota Gen. Oblig. Participating VRDN Series Floaters XM 04 25, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,860	6,860
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, SIFMA Municipal Swap Index + 0.280% 1.6%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	5,135	5,135
		11,995
Mississippi - 0.5%
Mississippi Gen. Oblig. Participating VRDN:
Series Floaters G67, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,750	1,750
Series ROC II R 14027, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	7,360	7,360
Series ROC II-R 11987, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	9,900	9,900
		19,010
Missouri - 0.9%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 57, 1.47% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,620	10,620
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 1.49% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	11,600	11,600
Missouri Health & Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 84, 1.48% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	1,100	1,100
Missouri St Hefa Edl. Facilities Rev. Participating VRDN:
Series Floaters 17 010, 1.48% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	8,980	8,980
Series Floaters XM 05 75, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,200	4,200
		36,500
Montana - 0.3%
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.58% 3/14/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,055	10,055
Nebraska - 0.1%
Douglas County School District #1 Bonds Series Solar 0059, 1.56%, tender 4/4/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,095	2,095
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series Floaters XX 10 04, 1.47% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,000	2,000
		4,095
Nevada - 1.1%
Clark County Fuel Tax:
Bonds:
Series Solar 0068, 1.56%, tender 4/4/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,485	1,485
Series Solar 17 25, 1.56%, tender 3/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,095	2,095
Participating VRDN:
Series Floaters XF 25 80, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,800	9,800
Series Floaters ZF 27 33, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,300	4,300
Series Floaters ZM 06 39, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,400	1,400
Series XM 06 38, 1.46% 2/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	5,900	5,900
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN:
Series 16 ZF0382, 1.47% 2/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	7,190	7,190
Series Floaters G11, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,000	7,000
Series Floaters XM 04 66, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	3,225	3,225
		42,395
New Jersey - 0.1%
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.53% 2/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,540	2,540
New York - 0.6%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Floaters E 129, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	15,500	15,500
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series RBC E 126, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,985	5,985
		21,485
North Carolina - 1.5%
Charlotte Ctfs. of Partn. Cultural Arts Facilities Participating VRDN Series 16 XM 0238, 1.46% 2/7/19 (Liquidity Facility Bank of America NA) (a)(c)	11,680	11,680
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 1.46% 2/7/19 (Liquidity Facility Bank of America NA) (a)(c)	6,790	6,790
Charlotte Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XG 02 07, 1.46% 2/7/19 (Liquidity Facility Bank of America NA) (a)(c)	1,900	1,900
Series Floaters ZM 05 34, 1.46% 2/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	4,600	4,600
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series Floaters XG 01 70, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,000	3,000
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 1.47% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,000	7,000
Greensboro Combined Enterprise Sys. Rev. Bonds Series Solar 0045, 1.56%, tender 2/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,395	1,395
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series MS 15 XF2165, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,600	6,600
Series MS 15 ZM0105, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,280	2,280
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,755	2,755
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN Series Floaters ZM 05 63, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,300	3,300
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,735	2,735
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series Floaters XM 04 44, 1.46% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,375	4,375
		58,410
North Dakota - 0.4%
North Dakota Hsg. Fin. Agcy. Rev. Participating VRDN Series RBC E58, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	14,695	14,695
Ohio - 0.7%
Allen County Hosp. Facilities Rev. Participating VRDN Series Floaters XF 25 16, 1.53% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	1,300	1,300
Berea Ohio City School District Participating VRDN Series RBC G 54, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,600	1,600
Cleveland Wtr. Rev. Participating VRDN Series Floaters E 119, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,700	2,700
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.55% 2/7/19 (Liquidity Facility Bank of America NA) (a)(c)	600	600
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.53% 2/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,370	1,370
Lucas County Gen. Oblig. Bonds Series 2016 26, 1.56%, tender 2/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	7,430	7,430
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.58% 3/14/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,765	2,765
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.58% 3/14/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,900	3,900
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN Series Floaters XF 27 11, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,900	2,900
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.63%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	700	700
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters ZM 06 46, 1.46% 2/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	1,400	1,400
		26,665
Oklahoma - 0.5%
Edmond Pubs Sales & Uti Rev. Participating VRDN Series Floaters XM 05 59, 1.49% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	3,100	3,100
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XG 02 10, 1.46% 2/7/19 (Liquidity Facility Bank of America NA) (a)(c)	500	500
Series Floaters XX 10 96, 1.47% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,000	7,000
Oklahoma St Wtr. Resources Board Rev. Fund Bonds Series 2016, 1.56%, tender 2/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	10,070	10,070
		20,670
Oregon - 0.5%
Clackamas County School District #7J Bonds Series Solar 0053, 1.56%, tender 3/28/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,495	2,495
Oregon Gen. Oblig. Bonds Series WF11 57 C, SIFMA Municipal Swap Index + 0.280% 1.6%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	6,875	6,875
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	8,000	8,000
Portland Wtr. Sys. Rev. Bonds Series 2016 24, 1.56%, tender 3/7/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,370	2,370
Tigard-Tualatin School District No. 23J Participating VRDN Series Floaters G69, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,700	1,700
		21,440
Pennsylvania - 3.7%
Allegheny County Participating VRDN Series Floaters XM 06 63, 1.53% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,400	1,400
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds Series Floaters E72, SIFMA Municipal Swap Index + 0.170% 1.6%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	29,885	29,885
Participating VRDN Series Floaters XX 10 94, 1.46% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,700	2,700
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.58% 3/14/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	250	250
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Participating VRDN Series Floaters XG 02 01, 1.47% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,600	4,600
Geisinger Auth. Health Sys. Rev. Participating VRDN Series 15 ZF0174, 1.45% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,785	1,785
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.58% 3/14/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,900	2,900
Northampton County Gen. Purp. College Rev. Participating VRDN Series Floaters XL 00 48, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,600	1,600
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 1.48% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.6%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	1,500	1,500
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series Floaters 2018 029, 1.58% 3/14/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	595	595
Series Floaters E 101, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	43,300	43,300
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 1.46%, tender 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	53,525	53,525
		145,040
Rhode Island - 0.0%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 1.32% 2/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	1,500	1,500
South Carolina - 1.7%
Berkeley County School District Bonds Series Solar 17 0030, 1.56%, tender 2/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,200	1,200
Columbia Wtrwks. & Swr. Rev.:
Bonds Series 2016 21, 1.56%, tender 4/11/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,300	3,300
Participating VRDN Series Floaters XM 04 42, 1.47% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,000	5,000
Lancaster County School District Bonds Series Solar 17 21, 1.56%, tender 3/7/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,360	1,360
Lexington County School District #1 Bonds Series Solar 0058, 1.42%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,460	1,460
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series 2018 Floaters XL 00 79, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000	3,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 1.47% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	31,505	31,505
Series Floaters XG 01 49, 1.47% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,875	9,875
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series Floaters XM 06 91, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,780	8,780
		65,480
Tennessee - 0.3%
Greeneville Health & Edl. Facilities Board Participating VRDN Series Floaters XG 01 94, 1.47% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,100	3,100
Memphis Gen. Oblig. Participating VRDN Series Floaters G32, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,250	2,250
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 1.47% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,500	3,500
Series Floaters XL 00 62, 1.49% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	1,000	1,000
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series Floaters XM 04 46, 1.46% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,000	3,000
		12,850
Texas - 4.2%
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 1.46% 2/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	3,400	3,400
Austin Elec. Util. Sys. Rev. Bonds Series Solar 17 08, 1.56%, tender 2/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	7,195	7,195
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, SIFMA Municipal Swap Index + 0.280% 1.6%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	5,555	5,555
Boerne Independent School District Participating VRDN Series Floaters XG 01 64, 1.47% 2/7/19 (Liquidity Facility Bank of America NA) (a)(c)	1,095	1,095
Dallas County Util. and Reclamation District Participating VRDN Series Floaters CTFS G 99, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,375	2,375
El Paso Tex Independent School District Bonds Series Solar 17 01, 1.56%, tender 4/11/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	4,845	4,845
Frisco Independent School District Participating VRDN Series ROC II R 11960, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	2,600	2,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.58% 3/14/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,200	5,200
Harris County Gen. Oblig. Participating VRDN Series Clipper 09 73, 1.46% 2/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	6,300	6,300
Harris County Metropolitan Trans. Auth. Participating VRDN Series 16 ZM0164, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,000	4,000
Hays Consolidated Independent School District Bonds Series Solar 0050, 1.56%, tender 4/11/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,095	1,095
Houston Cmnty. College Sys. Rev. Participating VRDN Series Floaters XF 06 18, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,625	5,625
Houston Gen. Oblig. Participating VRDN Series Floater 2018 G21, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,900	3,900
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 1.46% 2/7/19 (Liquidity Facility Bank of America NA) (a)(c)	4,905	4,905
Lamar Consolidated Independent School District Participating VRDN Series Floaters G 18, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,800	5,800
Laredo Gen. Oblig. Participating VRDN Series RBC G 60, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,900	2,900
Midlothian Independent School District Participating VRDN Series Floaters ZM 06 02, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	3,600	3,600
New Hope Cultural Ed. Facilities Finc Participating VRDN Series Floaters XF 05 99, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,100	2,100
Parker County Participating VRDN Series Floaters G 38, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,000	4,000
Pflugerville Independent School District Participating VRDN Series 2017, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,500	2,500
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series 2015 ZF0211, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,395	10,395
San Antonio Gen. Oblig. Participating VRDN Series Floaters ZF 25 71, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,500	3,500
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series Floaters XF 06 41, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750	3,750
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0410, 1.48% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series 16 XF0411, 1.48% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,725	2,725
Series 16 ZF 0282, 1.47% 2/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,350	1,350
Series Floaters XF 27 38, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	2,200	2,200
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series Floaters XM 04 02, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,900	2,900
Series Floaters XM 06 98, 1.47% 2/7/19 (Liquidity Facility Cr. Suisse AG) (a)(c)	1,800	1,800
Series Floaters ZM 04 07, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,250	6,250
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 1.48% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,600	1,600
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series MS 3388, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Texas A&M Univ. Rev. Participating VRDN Series Floaters XM 04 43, 1.46% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	8,800	8,800
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series Floaters XF 07 13, 1.47% 2/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,240	2,240
Series Floaters XF 07 14, 1.46% 2/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,750	3,750
Series XF 06 25, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,050	2,050
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series ZM0172, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,530	7,530
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 1.46% 2/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	1,800	1,800
Whitehouse Independent School District Participating VRDN Series Floaters G10, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,050	2,050
Williamson County Gen. Oblig. Participating VRDN Series Floaters G70, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,600	3,600
		163,280
Utah - 0.2%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 1.48% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,310	5,310
Utah County Hosp. Rev. Participating VRDN Series Floaters XF 26 28, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,200	3,200
		8,510
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 1.47% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	325	325
Virginia - 1.8%
Fairfax County Indl. Dev. Auth. Participating VRDN Series Floaters XG 01 91, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	11,600	11,600
Hampton Roads Sanitation District Wastewtr. Rev. Bonds Series Solar 0064, 1.42%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,685	2,685
Loudoun County Gen. Oblig. Bonds Series Solar 2017 38, 1.56%, tender 4/11/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,095	1,095
Lynchburg Econ. Dev. Participating VRDN Series Floaters XG 01 47, 1.47% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,585	1,585
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 1.63% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	32,065	32,065
Univ. of Virginia Gen. Rev.:
Bonds Series Solar 17 17, 1.56%, tender 2/28/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,295	1,295
Participating VRDN Series Floaters XF 06 26, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series Floaters XF 06 59, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,635	2,635
Virginia Gen. Oblig. Bonds Series 2016 11, 1.42%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,665	6,665
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.49%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,300	1,300
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,800	6,800
		70,225
Washington - 3.8%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Floaters XF 23 97, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	2,670	2,670
King & Snohomish Counties School District #417 Northshore Participating VRDN Series Floaters G 83, 1.32% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,200	2,200
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	32,490	32,490
Series ROC II R 11962, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	3,400	3,400
Pierce County School District #10 Tacoma Participating VRDN Series 15 XF2166, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	5,350	5,350
Port of Seattle Gen. Oblig. Participating VRDN Series 2017 ZF 2411, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	7,500	7,500
Seattle Muni. Lt. & Pwr. Rev.:
Bonds:
Series Solar 0055, 1.56%, tender 3/28/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,380	2,380
Series Solar 17 19, 1.56%, tender 2/28/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,490	1,490
Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.6%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	2,400	2,400
Participating VRDN Series Floaters XF 06 65, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,500	2,500
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, 1.56%, tender 4/25/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,860	2,860
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series Floaters XM 06 80, 1.49% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	8,000	8,000
Series Floaters XM 06 81, 1.49% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	4,200	4,200
Washington Gen. Oblig.:
Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.6%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	23,415	23,415
Participating VRDN:
Series Floaters G33, 1.46% 2/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,250	2,250
Series Floaters XF 06 11, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,700	3,700
Series ROC 14090, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	9,400	9,400
Series ROC II R 14074, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	4,100	4,100
Series XF 0294, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,000	6,000
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,110	5,110
Series 15 XF0148, 1.46% 2/7/19 (Liquidity Facility Bank of America NA) (a)(c)	1,030	1,030
Series 2015 XF0150, 1.46% 2/7/19 (Liquidity Facility Bank of America NA) (a)(c)	5,100	5,100
Series Floaters XF 24 92, 1.49% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	3,750	3,750
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,600	7,600
		148,895
West Virginia - 0.0%
Morgantown Combined Util. Sys. Rev. Participating VRDN Series Floaters ZF 06 72, 1.46% 2/7/19 (Liquidity Facility Bank of America NA) (a)(c)	1,475	1,475
Wisconsin - 1.0%
Agnesian Healthcare Participating VRDN Series Floaters XF 24 83, 1.47% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,175	3,175
Milwaukee Metropolitan Swr. District Bonds Series Solar 0036, 1.56%, tender 3/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,200	1,200
Wisconsin Gen. Oblig. Participating VRDN Series Floaters 022, 1.46% 2/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,100	6,100
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 25 83, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000	4,000
Series Floaters XG 00 72, 1.53% 2/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,000	3,000
Series Floaters ZF 26 36, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,635	3,635
Series XM 04 79, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,500	4,500
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 2015 ZF0216, 1.46% 2/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series Floaters 3184, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,600	4,600
Series ROC II R 14065, 1.46% 2/7/19 (Liquidity Facility Citibank NA) (a)(c)	3,200	3,200
Wisconsin Hsg. & Econ. Dev. Auth. Participating VRDN Series Floaters YX 26 90, 1.46% 2/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,900	2,900
		38,810
TOTAL TENDER OPTION BOND
(Cost $1,884,736)		1,884,736

Other Municipal Security - 27.8%
Alabama - 0.4%
Huntsville Health Care Auth. Rev.:
Series 2018:
1.81% 2/6/19, CP	4,700	4,700
1.82% 3/5/19, CP	4,900	4,900
Series 2019, 1.69% 2/5/19, CP	6,600	6,600
		16,200
Arizona - 0.3%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2009 A, 5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	2,900	2,936
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
1.8% 2/6/19, CP	1,900	1,900
1.82% 3/5/19, CP	8,400	8,400
		13,236
California - 1.0%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.53%, tender 5/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	26,920	26,920
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.53%, tender 5/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	10,420	10,420
		37,340
Colorado - 0.0%
Colorado Ed. Ln. Prog. TRAN Series 2018 A, 5% 6/27/19	700	708
Connecticut - 0.9%
Connecticut Gen. Oblig. Bonds:
Series 2013 A, 5% 10/15/19	2,100	2,144
Series 2014 H, 5% 11/15/19	600	613
Series 2017 B, 5% 4/15/19	600	603
Series 2018 A, 5% 4/15/19	1,500	1,509
Series 2018 B, 5% 4/15/19	6,000	6,037
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
Series S1, 1.78% tender 2/1/19, CP mode	2,500	2,500
Series S2:
1.78% tender 2/1/19, CP mode	1,700	1,700
1.78% tender 2/1/19, CP mode	1,125	1,125
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2009 A, 4.5% 12/1/19	1,000	1,021
Series 2018 A, 5% 1/1/20	1,400	1,438
Series 2018 B, 5% 10/1/19	5,000	5,093
Milford Gen. Oblig. BAN Series 2018, 3% 11/4/19	2,900	2,920
North Haven Gen. Oblig. BAN Series 2018, 3% 11/7/19	3,100	3,121
Windham Gen. Oblig. BAN Series 2018, 2.25% 3/7/19	2,380	2,380
Wolcott Gen. Oblig. BAN Series 2018, 3.25% 11/7/19	1,700	1,713
		33,917
District Of Columbia - 0.0%
District of Columbia Rev. Bonds Series 2000, 1.42% tender 2/1/19, LOC JPMorgan Chase Bank, CP mode	1,900	1,900
Florida - 4.1%
Broward County School District TAN Series 2018, 3% 6/12/19	19,200	19,272
Florida Local Govt. Fin. Cmnty. Series A1:
1.65% 3/4/19, LOC JPMorgan Chase Bank, CP	3,800	3,800
1.8% 2/4/19, LOC JPMorgan Chase Bank, CP	13,000	13,000
Jacksonville Gen. Oblig. Series A, 1.81% 3/5/19, LOC Bank of America NA, CP	4,900	4,900
Miami-Dade County School District TAN Series 2018, 5% 6/15/19	69,500	70,286
Pinellas County School District TAN Series 2018, 3% 6/28/19	8,900	8,938
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 1.73%, tender 8/29/19 (a)(e)	4,300	4,300
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 1.68%, tender 8/29/19 (a)(e)	17,300	17,300
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 1.73%, tender 8/29/19 (a)(e)	16,400	16,400
		158,196
Georgia - 2.6%
Atlanta Arpt. Rev.:
Series D1:
1.86% 3/4/19, LOC Bank of America NA, CP	11,100	11,100
1.95% 3/4/19, LOC Bank of America NA, CP	300	300
Series D3, 1.86% 3/4/19, LOC Bank of America NA, CP	1,600	1,600
Series F3, 1.95% 3/4/19, LOC Bank of America NA, CP	158	158
Series H1, 2.05% 5/31/19, LOC PNC Bank NA, CP	628	628
Series H3, 2.05% 5/31/19, LOC PNC Bank NA, CP	6,958	6,958
Series I1, 1.95% 3/14/19, LOC JPMorgan Chase Bank, CP	300	300
Georgia Muni. Elec. Auth. Pwr. Rev. Bonds Series A, 1.8% tender 2/6/19, LOC Barclays Bank PLC, CP mode	4,700	4,700
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.53%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	27,325	27,325
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.53%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	47,230	47,230
		100,299
Idaho - 0.1%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 1.8%, tender 2/1/19 (a)	2,300	2,300
Illinois - 1.2%
Illinois Fin. Auth. Ed. Rev.:
Series 2018, 1.82% 2/5/19, LOC PNC Bank NA, CP	8,500	8,500
Series LOY, 1.85% 3/5/19, LOC PNC Bank NA, CP	6,500	6,500
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 1.73%, tender 8/29/19 (a)(e)	10,550	10,550
Series 2018, 1.84% tender 3/5/19, CP mode	5,900	5,900
Series H:
1.8% tender 2/14/19, CP mode	6,600	6,600
1.83% tender 3/19/19, CP mode	7,100	7,100
Southwestern Dev. Auth. Heath Facility Rev. Bonds Series 17B, 1.79% tender 2/6/19, CP mode	3,200	3,200
		48,350
Indiana - 0.3%
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 4%, tender 3/1/19 (a)	1,900	1,903
Indianapolis Gas Util. Sys. Rev. Series 2018, 1.84% 4/2/19, LOC JPMorgan Chase Bank, CP	10,200	10,200
		12,103
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.8% tender 2/6/19, CP mode	2,400	2,400
Maryland - 0.1%
Baltimore County Gen. Oblig. BAN Series 2018, 4% 3/18/19	2,100	2,106
Montgomery County Gen. Oblig. Bonds Series 2011 A, 4.5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	3,300	3,334
		5,440
Massachusetts - 0.4%
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series H2:
1.62% tender 3/7/19, CP mode	2,600	2,600
1.63% tender 3/5/19, CP mode	6,300	6,300
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
Series 1992, 1.72% tender 2/14/19, CP mode	900	900
Series 92, 1.78% tender 2/4/19, CP mode	4,800	4,800
		14,600
Michigan - 0.8%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.68%, tender 8/29/19 (a)(e)	7,785	7,785
Michigan Fin. Auth. Rev. Bonds Series 2012 A, 5% 7/1/19	8,500	8,606
Univ. of Michigan Rev.:
Bonds Series 09B, 1.81% tender 3/5/19, CP mode	8,350	8,350
Series K1:
1.79% 3/5/19, CP	2,700	2,700
1.79% 3/11/19, CP	1,400	1,400
1.8% 2/1/19, CP	2,300	2,300
		31,141
Minnesota - 0.1%
Univ. of Minnesota Gen. Oblig.:
Series G, 1.8% 2/4/19, CP	2,000	2,000
Series H, 1.79% 3/5/19, CP	2,690	2,690
		4,690
Missouri - 0.1%
Curators of the Univ. of Missouri Series A:
1.81% 3/4/19, CP	1,800	1,800
1.82% 4/3/19, CP	3,800	3,800
		5,600
Nebraska - 0.4%
Omaha Pub. Pwr. District Elec. Rev.:
Series 06B, 1.82% 3/5/19, CP	2,900	2,900
Series A:
1.78% 2/6/19, CP	5,300	5,300
1.82% 3/4/19, CP	2,970	2,970
1.84% 4/3/19, CP	3,100	3,100
1.84% 4/5/19, CP	3,000	3,000
		17,270
Nevada - 0.0%
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 06B, 1.82% 3/5/19, LOC Wells Fargo Bank NA, CP	2,000	2,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 1990 B, 1.6% tender 2/12/19, CP mode	6,200	6,200
New Jersey - 0.9%
Bergen County Gen. Oblig. BAN Series 2018 B, 3.25% 12/12/19	14,200	14,355
Berkeley Heights Township BAN Series 2019, 3.5% 7/12/19	5,100	5,133
Bloomfield Township Gen. Oblig. BAN Series 2018, 3% 4/9/19	1,100	1,102
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.):
Series 2018 1, 3.25% 11/26/19	2,000	2,018
Series 2018 B, 3% 4/22/19	9,900	9,925
Camden County BAN Series 2018 A, 3% 10/23/19	3,100	3,121
		35,654
New Mexico - 0.0%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.438%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	2,150	2,150
Ohio - 0.9%
American Muni. Pwr. BAN (City of Wapakoneta Proj.) Series 2018, 3% 6/27/19 (Ohio Gen. Oblig. Guaranteed)	2,000	2,009
Avon Gen. Oblig. BAN Series 2019, 3% 1/22/20	1,500	1,513
Franklin County Rev. Bonds Series 2013 OH, 1.8%, tender 2/1/19 (a)	3,000	3,000
Hudson City Gen. Oblig. BAN Series 2018, 3.5% 12/19/19	1,100	1,112
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.408%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	2,525	2,526
Ohio Dept. of Administrative Svcs. Ctfs. of Prtn. Bonds (Enterprise Data Ctr. Solutions Proj.) Series 2018, 5% 9/1/19	2,465	2,507
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series B5, 1.79% tender 3/5/19, CP mode	4,400	4,400
Series B6, 1.79% tender 3/5/19, CP mode	5,800	5,800
Perrysburg Gen. Oblig. BAN Series 2018, 3% 6/4/19	1,100	1,104
Sandusky Gen. Oblig. BAN Series 2019, 3% 10/3/19	1,746	1,757
Springfield Gen. Oblig. BAN Series 2018, 2.5% 3/28/19 (Ohio Gen. Oblig. Guaranteed)	3,800	3,803
Union Township Clermont County Gen. Oblig. BAN Series 2018, 3% 9/5/19 (Ohio Gen. Oblig. Guaranteed)	2,600	2,617
Worthington City School District BAN Series 2018, 3% 4/15/19	1,400	1,403
		33,551
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 1.78%, tender 8/29/19 (a)(e)	7,765	7,765
South Carolina - 0.4%
Charleston County School District Bonds Series 2018, 5% 3/1/19	14,300	14,335
Georgetown County School District BAN Series 2018, 3% 6/20/19	2,100	2,108
		16,443
Tennessee - 0.6%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A:
1.85% 2/5/19, LOC State Street Bank & Trust Co., Boston, CP	15,400	15,400
1.87% 2/11/19, LOC State Street Bank & Trust Co., Boston, CP	5,100	5,100
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series B1, 1.82% 3/1/19 (Liquidity Facility JPMorgan Chase Bank), CP	1,800	1,800
		22,300
Texas - 10.0%
Austin Elec. Util. Sys. Rev. Series A:
1.64% 2/11/19 (Liquidity Facility JPMorgan Chase Bank), CP	21,000	21,000
1.79% 2/5/19 (Liquidity Facility JPMorgan Chase Bank), CP	18,905	18,905
Fort Bend Independent School District Series 2018, 1.82% 2/6/19 (Liquidity Facility JPMorgan Chase Bank), CP	8,100	8,100
Garland:
Series 2015, 1.8% 2/13/19, LOC Citibank NA, CP	1,000	1,000
Series 2018, 1.84% 2/13/19, LOC Citibank NA, CP	1,500	1,500
Garland Independent School District Bonds Series 2015 A, 3% 2/15/19 (Permanent School Fund of Texas Guaranteed)	1,000	1,000
Garland Util. Sys. Rev.:
Series 2018:
1.65% 2/1/19, LOC Bank of America NA, CP	1,200	1,200
1.8% 2/4/19, LOC Bank of America NA, CP	3,500	3,500
Series 2019, 1.57% 2/7/19, LOC Bank of America NA, CP	1,100	1,100
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 1.63%, tender 8/29/19 (a)(e)	13,200	13,200
Series 16B1, 1.82% tender 2/5/19, CP mode	10,500	10,500
Series 2014 B, 2.01%, tender 12/1/19 (a)	800	801
Series B3, 1.8% tender 3/5/19, CP mode	10,200	10,200
Harris County Flood District Cont. Ctfs. of Prtn. Series H, 1.57% 3/14/19 (Liquidity Facility JPMorgan Chase Bank), CP	3,200	3,200
Harris County Gen. Oblig.:
Series 2018, 1.82% 3/7/19 (Liquidity Facility JPMorgan Chase Bank), CP	8,666	8,666
Series A1, 1.82% 3/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,200	3,200
Series D:
1.64% 2/7/19 (Liquidity Facility JPMorgan Chase Bank), CP	1,100	1,100
1.81% 3/7/19 (Liquidity Facility JPMorgan Chase Bank), CP	300	300
Series E1, 1.58% 3/14/19, LOC Landesbank Hessen-Thuringen, CP	7,100	7,100
Series E2, 1.58% 3/14/19, LOC Barclays Bank PLC, CP	4,500	4,500
Harris County Metropolitan Trans. Auth. Series A1:
1.8% 2/7/19 (Liquidity Facility JPMorgan Chase Bank), CP	8,900	8,900
1.8% 3/11/19 (Liquidity Facility JPMorgan Chase Bank), CP	5,900	5,900
1.82% 2/26/19 (Liquidity Facility JPMorgan Chase Bank), CP	5,350	5,350
Houston Gen. Oblig.:
Series E1:
1.75% 3/14/19, LOC Citibank NA, CP	1,000	1,000
1.8% 3/5/19, LOC Citibank NA, CP	1,200	1,200
Series G2:
1.5% 2/12/19, LOC Barclays Bank PLC, CP	2,500	2,500
1.85% 3/27/19, LOC Barclays Bank PLC, CP	1,000	1,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A, 1.78% 3/6/19, CP	1,800	1,800
Houston Independent School District Bonds Series 2016 A, 5% 2/15/19 (Permanent School Fund of Texas Guaranteed)	1,330	1,332
Lower Colorado River Auth. Rev. Series 2018:
1.79% 3/1/19, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,098	4,098
1.85% 3/1/19, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,300	2,300
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 1.73%, tender 8/29/19 (a)(e)	9,900	9,900
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 1.73%, tender 8/29/19 (a)(e)	11,600	11,600
Texas Gen. Oblig. TRAN Series 2018, 4% 8/29/19	169,200	171,150
Texas Wtr. Dev. Board Rev. Bonds Series 2018 B, 4% 10/15/19	1,500	1,521
Univ. of Texas Board of Regents Sys. Rev. Series A:
1.62% 3/1/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,300	5,300
1.78% 2/5/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,300	5,300
1.8% 2/7/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,100	5,100
1.81% 3/5/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,600	2,600
1.82% 3/5/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,200	5,200
1.84% 4/11/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,919	2,919
Univ. of Texas Permanent Univ. Fund Rev. Series A:
1.81% 3/7/19, CP	1,000	1,000
1.84% 4/12/19, CP	5,100	5,100
Upper Trinity Reg'l. Wtr. District:
Series 2018, 1.78% 2/5/19, LOC Bank of America NA, CP	4,000	4,000
Series 2019, 1.65% 3/5/19, LOC Bank of America NA, CP	3,300	3,300
		389,442
Virginia - 0.5%
Norfolk Econ. Dev. Auth. Rev.:
Series 2018, 1.8% 2/6/19, CP	2,500	2,500
Series 2019, 1.65% 2/12/19, CP	2,200	2,200
Series 97:
1.81% 3/5/19, CP	1,200	1,200
1.84% 4/3/19, CP	900	900
Univ. of Virginia Gen. Rev. Series 2003 A, 1.45% 3/5/19, CP	11,000	11,000
		17,800
Washington - 0.5%
Energy Northwest Elec. Rev. Bonds Series 2012 A, 5% 7/1/19	1,270	1,286
Univ. of Washington Univ. Revs. Series 8:
1.78% 2/21/19, CP	11,900	11,900
1.8% 2/20/19, CP	5,200	5,200
		18,386
Wisconsin - 0.7%
Milwaukee Gen. Oblig. Bonds Series 2018 B5, 5% 4/1/19	2,600	2,613
Wisconsin Gen. Oblig.:
Series 06A, 1.77% 2/5/19 (Liquidity Facility BMO Harris Bank NA), CP	2,900	2,900
Series 16A:
1.77% 2/5/19 (Liquidity Facility BMO Harris Bank NA), CP	3,600	3,600
1.8% 3/4/19 (Liquidity Facility BMO Harris Bank NA), CP	16,900	16,900
Wisconsin Trans. Rev. Series 2013 A, 1.87% 4/15/19 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,200	2,200
		28,213
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,085,594)		1,085,594
	Shares (000s)	Value (000s)

Investment Company - 2.0%
Fidelity Tax-Free Cash Central Fund, 1.42% (f)(g)
(Cost $ 77,335)	77,328	77,335
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $3,856,773)		3,856,773
NET OTHER ASSETS (LIABILITIES) - 1.1%		42,138
NET ASSETS - 100%		$3,898,911

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,540,000 or 0.1% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $127,780,000 or 3.3% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, SIFMA Municipal Swap Index + 0.170% 1.6%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 1/19/18	$29,885
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.63%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$700
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.58% 3/14/19 (Liquidity Facility Barclays Bank PLC)	1/18/19	$250
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, SIFMA Municipal Swap Index + 0.280% 1.6%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$5,555
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters 002, 1.58% 3/14/19 (Liquidity Facility Barclays Bank PLC)	1/10/19	$1,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Floaters 028, 1.58% 3/14/19 (Liquidity Facility Barclays Bank PLC)	12/17/18	$1,300
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.58% 3/14/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$4,150
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.58% 3/14/19 (Liquidity Facility Barclays Bank PLC)	6/29/17 - 11/21/18	$8,300
Dignity Health Participating VRDN Series 17 04, 1.55% 3/14/19 (Liquidity Facility Barclays Bank PLC)	1/18/19	$400
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.58% 3/14/19 (Liquidity Facility Barclays Bank PLC)	5/31/18 - 12/18/18	$5,200
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.58% 3/14/19 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 12/17/18	$9,500
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.58% 3/14/19 (Liquidity Facility Barclays Bank PLC)	1/17/19	$2,900
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.58% 3/14/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$2,765
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.58% 3/14/19 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 3/2/18	$10,055
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.58% 3/14/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 8/6/18	$3,900
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.63%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$700
Oregon Gen. Oblig. Bonds Series WF11 57 C, SIFMA Municipal Swap Index + 0.280% 1.6%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$6,875
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.6%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	2/26/18 - 10/9/18	$1,500
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters 2018 029, 1.58% 3/14/19 (Liquidity Facility Barclays Bank PLC)	11/15/18	$595
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, SIFMA Municipal Swap Index + 0.280% 1.6%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA)	5/5/11	$5,140
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.6%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$2,400
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.49%, tender 2/7/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$1,300
Washington Gen. Oblig. Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.6%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA)	2/3/11 - 2/18/16	$23,415

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$357
Total	$357

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 29, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 29, 2019